SHARE-BASED PAYMENTS - Share option plan stock options outstanding (Details) - Share options Options in Thousands	12 Months Ended
	Dec. 31, 2019 Options $ / shares	Dec. 31, 2018 Options $ / shares	Dec. 31, 2017 Options $ / shares
Share options outstanding
Exercise price range	$ 4.59	$ 4.95
Number of options | Options	10,170	12,344	12,173
Weighted average exercise price	$ 5.16	$ 5.77	$ 6.52
Weighted average remaining contractual life (years)	2 years 11 months 9 days
Share options exercisable
Exercisable at end of period | Options	6,459	8,861
Weighted average exercise price	$ 5.38	$ 6.13
Weighted average remaining contractual life (years)	1 year 10 months 21 days
$3.73 to $4.50
Share options outstanding
Number of options | Options	2,313
Weighted average exercise price	$ 3.90
Weighted average remaining contractual life (years)	2 years 2 months 23 days
Share options exercisable
Exercisable at end of period | Options	2,313
Weighted average exercise price	$ 3.90
Weighted average remaining contractual life (years)	2 years 2 months 23 days
$4.51 to $5.50
Share options outstanding
Number of options | Options	5,070
Weighted average exercise price	$ 4.85
Weighted average remaining contractual life (years)	4 years 6 months
Share options exercisable
Exercisable at end of period | Options	1,359
Weighted average exercise price	$ 5.03
Weighted average remaining contractual life (years)	3 years 9 months 4 days
$5.51 to $6.50
Share options outstanding
Number of options | Options	1,573
Weighted average exercise price	$ 5.82
Weighted average remaining contractual life (years)	1 year 1 month 21 days
Share options exercisable
Exercisable at end of period | Options	1,573
Weighted average exercise price	$ 5.82
Weighted average remaining contractual life (years)	1 year 1 month 21 days
$6.51 to $8.03
Share options outstanding
Number of options | Options	1,214
Weighted average exercise price	$ 8.02
Weighted average remaining contractual life (years)	1 month 21 days
Share options exercisable
Exercisable at end of period | Options	1,214
Weighted average exercise price	$ 8.03
Weighted average remaining contractual life (years)	1 month 21 days
Minimum | $3.73 to $4.50
Share options outstanding
Exercise price range	$ 3.73
Minimum | $4.51 to $5.50
Share options outstanding
Exercise price range	4.51
Minimum | $5.51 to $6.50
Share options outstanding
Exercise price range	5.51
Minimum | $6.51 to $8.03
Share options outstanding
Exercise price range	6.51
Maximum | $3.73 to $4.50
Share options outstanding
Exercise price range	4.50
Maximum | $4.51 to $5.50
Share options outstanding
Exercise price range	5.50
Maximum | $5.51 to $6.50
Share options outstanding
Exercise price range	6.50
Maximum | $6.51 to $8.03
Share options outstanding
Exercise price range	$ 8.03